Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets stated at cost less accumulated amortization
	As of December 31,
	2020	2019

Copyrights of course videos	$5,205,025	$4,868,304
Less: accumulated amortization	911,212	121,752
Intangible assets, net	$4,293,813	$4,746,552

Schedule of future amortization of intangible asset
2021	781,039
2022	781,039
2023	781,039
Thereafter	1,950,696
Total	$4,293,813